Derivatives and Hedging Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Jun. 30, 2016 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash flow hedge interest income to be earned in 2016	$ 7,039
Over the Counter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total collateral for derivatives	1,019,112	$ 1,018,501	$ 1,226,231
Exchange Traded
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total collateral for derivatives	$ 13,939	$ 37,404	$ 66,273
Stock Appreciation Rights (SARs)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contracts owned | Contract	7,422	7,422	30,897
Contracts owned, cost	$ 293		$ 1,002